SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2015
Schedule of Equipment, Declining Method Annual Rates [Table Text Block]
Furniture and equipment	20%

Computer equipment	30%

Vehicles	30%

Mining equipment	20%

Schedule of Fair Value of Financial Assets And Liabilities [Table Text Block]
			Significant
		Quoted Prices	Other	Significant
		in Active	Observable	Unobservable
	December 31,	Markets	Inputs	Inputs
	2015	(Level 1)	(Level 2)	(Level 3)

Assets:
Cash and cash equivalents	$862,552	$862,552	$—	$—
Restricted cash	221,322	221,322	—	—
Marketable securities	101,214	101,214	—	—
Total	$1,185,088	$1,185,088	$—	$—